CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 33,578	$ 18,904	$ 11,413
Cost of product revenue	24,492	17,391	17,428
Gross profit	9,086	1,513	(6,015)
Operating expenses:
Research and development	34,579	23,317	23,297
Sales and marketing	22,258	8,998	4,505
General and administrative	51,959	20,960	14,546
Total operating expenses	108,796	53,275	42,348
Loss from operations	(99,710)	(51,762)	(48,363)
Other income (expense):
Interest income	471	24	278
Interest expense	(504)	(2,517)	(3,582)
Other income (expense), net	2,968	(52,150)	7
Total other income (expense), net	2,935	(54,643)	(3,297)
Loss before income taxes	(96,775)	(106,405)	(51,660)
(Benefit from) provision for income taxes	(2,794)	375	1
Net loss	(93,981)	(106,780)	(51,661)
Foreign currency translation adjustments	(6)	0	0
Total comprehensive loss	$ (93,987)	$ (106,780)	$ (51,661)
Earnings Per Share [Abstract]
Net loss per common share, basic (in dollars per share)	$ (0.70)	$ (5.98)	$ (6.99)
Net loss per common share, diluted (in dollars per share)	$ (0.70)	$ (5.98)	$ (6.99)
Weighted-average shares used to compute basic net loss per share (in shares)	133,917,571	17,858,976	7,390,456
Weighted-average shares used to compute diluted net loss per share (in shares)	133,917,571	17,858,976	7,390,456
Product
Income Statement [Abstract]
Revenue	$ 33,578	$ 16,886	$ 9,804
Cost of product revenue	24,492	17,365	17,120
Service
Income Statement [Abstract]
Revenue	0	2,018	1,609
Cost of product revenue	$ 0	$ 26	$ 308